Equity, Cash Distributions (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended					9 Months Ended
	Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011
Equity [Abstract]
Total Quarterly Distribution Per Unit, Paid (dollars per unit)			$ 0.4100	$ 0.3775	$ 0.3625
Total Quarterly Distribution Per Unit, Declared (dollars per unit)	$ 0.4550	[1]				$ 1.2425	$ 0.5948
Total Cash Distribution (in thousands), Paid			$ 12,960	$ 11,832	$ 11,286
Total Cash Distribution (in thousands), Declared	$ 16,966	[1]				$ 41,756	$ 18,517
Date of Distribution	Nov. 14, 2012	[1]	Aug. 14, 2012	May 14, 2012	Feb. 13, 2012
Unitholders Record Date	Nov. 02, 2012	[1]	Aug. 03, 2012	May 04, 2012	Feb. 03, 2012
Declaration date	Oct. 17, 2012

[1]	This distribution was declared on October 17, 2012 and was paid on the date of distribution. Total cash distribution includes the general partner's IDRs.